Contract revenue - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Contract with customer, asset	$ 2,500	$ 2,600
Contract assets representing accrued revenues not yet billed	34	27
Contract with customer, liability	171	172
Contract with customer, liability, revenue recognized	116
Incremental costs for obtaining contracts
Capitalized Contract Cost [Line Items]
Capitalized contract costs	44	46
Capitalized contract cost, amortization	14	16	$ 19
Costs to fulfill contract
Capitalized Contract Cost [Line Items]
Capitalized contract costs	$ 98	$ 90